Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 818,166	$ 546,527	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Long-term investments - common shares held	98,190	246,026	$ 255,535
Long-term investments - warrants held	785	652
Total net financial assets measured at fair value	920,659	798,565
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	98,190	246,026
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	818,166	546,527
Total net financial assets measured at fair value	916,356	792,553
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	98,190	246,026
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	3,518	5,360
Long-term investments - warrants held	785	652
Total net financial assets measured at fair value	4,303	6,012
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0	$ 0